Fair Value Measurements And Disclosure (Narrative) (Details) € in Millions, $ in Millions	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Fair Value Measurements And Disclosure
Available-for-sale Securities		$ 870
Fixed income investments - maturities under 1 year		8
Fixed income investments - maturities between 1 to 3 years		135
Fixed income investments - maturities between 3 to 5 years		123
Fixed income investments - maturities for 5 or more years		604
Anticipated reclassification of holding gains (losses) during the next 12 months - cash flow hedges		63
Fair Value Disclosures [Line Items]
Collateral received from counterparty		103	$ 968
Collateral submitted to counterparty		1,675	$ 495
Collateral contingently payable to the counterparty		154
Debt Instrument, Face Amount		41,977
DIRECTV [Member]
Fair Value Disclosures [Line Items]
Collateral contingently payable to the counterparty		$ 256
WarnerMedia [Member] | Net Investment Hedge [Member]
Fair Value Disclosures [Line Items]
Debt Instrument, Face Amount | €	€ 700